LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
LAND USE RIGHTS, NET
9.	LAND USE RIGHTS, NET

	December 31,
	2013	2012
Altira Macau — Medium-term lease (“Taipa Land”)	$146,434	$143,985
City of Dreams — Medium-term lease (“Cotai Land”)	399,578	376,122
Studio City — Medium-term lease (“Studio City Land”)	653,564	653,564

	$1,199,576	$1,173,671
Less: accumulated amortization	(247,958)	(183,687)

Land use rights, net	$951,618	$989,984

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated lease term of the land on a straight-line basis. The expiry dates of the leases of the land use rights of Altira Macau, City of Dreams and Studio City are March 2031, August 2033 and October 2026, respectively.

In January 2013, the Group recognized an additional land premium of approximately $2,449 for Taipa Land upon Altira Developments Limited’s (“Altira Developments”), an indirect subsidiary of the Company, acceptance of the initial terms for the revision of the land concession contract issued by the Macau Government further to an amendment request applied by Altira Developments in 2012 for an increase of the total gross floor area, to reflect the construction plans approved by the Macau Government and to enable the final registration of the Taipa Land. In June 2013, the Macau Government issued the final amendment proposal for the revision of the land concession contract for Taipa Land. On July 15, 2013, Altira Developments paid the additional land premium of approximately $2,449 set forth in the final amendment proposal, and accepted the terms of such proposal on July 16, 2013. The land grant amendment process was completed with the publication in the Macau official gazette of such revision on December 18, 2013. Further details on the revised land amendment for Taipa Land is disclosed in Note 22(c).

In March 2013, the Group recognized an additional land premium of approximately $23,344 for Cotai Land upon Melco Crown (COD) Developments Limited’s (“Melco Crown (COD) Developments”), an indirect subsidiary of the Company and Melco Crown Macau’s acceptance of the land grant amendment proposal for the land concession contract of the Cotai Land, issued by the Macau Government in February 2013 further to an amendment request applied by Melco Crown (COD) Developments in 2011. Such amendment proposal contemplating the development of an additional five-star hotel areas in replacement of the four-star apartment hotel areas currently contemplated in such land grant, and the extension of the development period of the City of Dreams land grant until the date falling four years after publication of the amendment in the Macau official gazette. In October 2013, the Macau Government issued the final amendment proposal for the revision of the land concession contract for Cotai Land. On October 16, 2013, Melco Crown (COD) Developments paid a portion of the additional land premium of approximately $8,736 set forth in the final amendment proposal, and on October 17, 2013, Melco Crown (COD) Developments and Melco Crown Macau accepted the terms of such proposal. The land grant amendment process for Cotai Land was subsequently completed following the publication in the Macau official gazette of such revision on January 29, 2014. Further details on the proposed land amendment for Cotai Land is disclosed in Note 22(c).

The Studio City Land was acquired upon acquisition of assets and liabilities as disclosed in Note 25(b). The cost of Studio City Land was recognized in accordance with proposed amendment terms of the land concession contract issued by the Macau Government and accepted by Studio City Developments Limited (“Studio City Developments”), an indirect subsidiary of the Company, in November 2006. In June 2012, the Group recognized an additional land premium upon Studio City Developments’ acceptance of the final amendment proposal issued by the Macau Government, which was completed with the publication in the Macau official gazette of such proposed amendment on July 25, 2012. Such amendment reflected an increase in the gross floor area for construction and the extension of the development period to 72 months from the date of publication of such amendment contract. Further details on the final amendment for Studio City Land is disclosed in Note 22(c).